EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Persons Employed by the Group in the Financial Year
	December 31, 2023	December 31, 2022	December 31, 2021
Research and development	23	26	25
Administration and sales	99	105	119
Manufacturing and quality	258	253	318

	380	384	462

Schedule of Employment Costs
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Wages and salaries	23,718	22,364	25,320
Social welfare costs	2,061	1,965	2,346
Pension costs	508	347	351
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270

	28,841	26,705	29,387

Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Employment Costs
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Wages and salaries	24,343	23,608	26,561
Social welfare costs	2,097	2,036	2,403
Pension costs	510	352	352
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270

	29,504	28,025	30,686